Income tax incurred and deferred: IT Provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure by geographical areas:
Deferred IT		$ 932	$ 932
IT provision	$ 729,155	1,978,102	1,795,961
Mexico
Disclosure by geographical areas:
Current IT	631,471	1,864,384	1,766,083
Deferred IT	117,924	57,023	13,116
IT provision	749,395	1,921,407	1,779,199
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Current IT	(16)	433
Deferred IT	42,546	38,146	33,879
IT provision	42,530	38,579	33,879
Colombia (Airplan)
Disclosure by geographical areas:
Current IT	2,916	110,910	(20,098)
Deferred IT	(65,686)	(92,794)	2,981
IT provision	$ (62,770)	$ 18,116	$ (17,117)